financial instruments - Fair values Non-derivative (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 22,697	$ 18,976
Measured at amortized cost but fair value disclosed
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	21,000	20,383
Carrying value
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 22,697	$ 18,976